UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31 2002
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  200 Park Avenue
          Suite 3300
          New York, NY 10166

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 212-808-3546

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  May 15, 2002

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	  32
Form 13F Information Table Value Total:  $381745053
List of Other Included Managers:
  None

    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE

AMERICREDIT CORP		COM	03060R101	40982	1078767	SH		SOLE		1078767
AMERITRADE HOLDING CORP-CL A	COM	03072H109	15220	2345200	SH		SOLE		2345200
BAY VIEW CAPITAL CORP - DEL	CL A	07262L101	8960	1310000	SH		SOLE		1310000
BLACKROCK INC CL A		COM	09247X101	2246	50354	SH		SOLE		50354
CAPITAL ONE FINANCIAL CORP	COM	14040H105	25546	400101	SH		SOLE		400101
CHARTER ONE FINANCIAL INC	COM	160903100	13269	425000	SH		SOLE		425000
CHECKFREE CORP NEW		COM	162813109	9198	600000	SH		SOLE		600000
COMMERCE BANCORP INC - N.J.	COM	200519106	3675	81848	SH		SOLE		81848
COMPUCREDIT CORP		COM	20478N100	4970	868874	SH		SOLE		868874
CORILLIAN CORP			COM	218725109	2993	906897	SH		SOLE		906897
FIRST REPUBLIC BANK		COM	336158100	13033	458908	SH		SOLE		458908
FIRST TENNESSEE NATIONAL CORP	COM	337162101	3505	100000	SH		SOLE		100000
GOLDEN STATE BANCORP INC	COM	381197102	16472	554800	SH		SOLE		554800
KEYCORP NEW			CL A	493267108	3998	150000	SH		SOLE		150000
LENDINGTREE INC			COM	52602Q105	7017	523622	SH		SOLE		523622
METRIS COMPANIES INC		COM	591598107	30602	1530100	SH	 	SOLE		1530100
NATIONAL PROCESSING INC		COM	637229105	5747	201089	SH		SOLE		201089
NEXTCARD INC			COM	65332K107	0	3534804	SH		SOLE		3534804
NORTH FORK BANCORPORATION INC	COM	659424105	7112	200000	SH		SOLE		200000
PNC FINANCIAL CORP		COM	693475105	8486	138000	SH		SOLE		138000
PROGRESSIVE CORP-OHIO		COM	743315103	16671	100056	SH		SOLE		100056
PROSPERITY BANCSHARES INC	COM	743606105	4297	132000	SH		SOLE		132000
PROVIDIAN FINANCIAL CORP	COM	74406A102	25293	3350000	SH		SOLE		3350000
***RENAISSANCERE HOLDINGS LTD	COM	G7496G103	20240	196500	SH		SOLE		196500
RESOURCE BANCSHARES MORTGAGE	COM	761197102	2149	112477	SH		SOLE		112477
SAFECO CORP			COM	786429100	10732	334965	SH		SOLE		334965
SOUTHWEST BANCORPORATION OF	COM	84476R109	8668	260000	SH		SOLE		260000
SOVEREIGN BANCORP INC		COM	845905108	23464	1670033	SH		SOLE		1670033
UNIONBANCAL CORP		COM	908906100	27850	632676	SH		SOLE		632676
W R BERKLEY CORP		COM	084423102	19304	335837	SH		SOLE		335837
WTS DIME BANCORP INC NEW	COM	25429Q110	46	357051	SH		SOLE		357051
